SUBORDINATED DEBTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUBORDINATED DEBTS

20)	SUBORDINATED DEBTS

a)	Composition of subordinated debt

Maturity	R$ thousands
	Original term in years	Nominal amount	On December 31, 2024	On December 31, 2023
In Brazil:
Financial bills:
2024	-	-	-	133,720
2025	7	3,871,906	6,659,038	5,952,305
2027	7	401,060	640,590	566,936
2024	-	-	-	277,420
2025	8	3,328,102	3,693,797	3,669,281
2026	8	694,800	1,193,335	1,066,237
2028	8	55,437	88,658	78,390
2030	8	2,368,200	3,365,783	2,976,339
2024	-	-	-	10,634
2025	9	362,212	755,966	677,550
2027	9	89,700	163,973	146,531
2025	10	178,937	648,219	959,846
2026	10	196,196	571,365	501,506
2027	10	256,243	523,757	472,023
2028	10	248,300	505,316	451,350
2030	10	134,500	210,044	190,207
2031	10	7,270,000	11,319,069	9,973,583
2032	10	5,378,500	7,606,668	6,714,453
2033	10	531,000	626,578	557,446
2026	11	2,500	4,337	4,133
2027	11	47,046	102,990	91,696
2028	11	74,764	159,193	143,520
Perpetual	-	17,798,855	18,620,251	14,722,748
Total (1)			57,458,927	50,337,854
(1)	Includes the amount of R$43,096,504 thousand (R$39,279,827 thousand on December 31, 2023), referring to subordinated debts recognized in “Eligible Debt Capital Instruments” for regulatory capital purpose.

b)	Changes in subordinated debt

	R$ thousands
	2024	2023
Opening balances on January 1	50,337,854	52,241,332
Issuance	9,000,300	1,129,800
Interest accrued	6,378,786	7,007,236
Settlement and interest payments	(8,258,013)	(10,040,514)
Closing balance on December 31	57,458,927	50,337,854